INTANGIBLE ASSETS (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INTANGIBLE ASSETS
Balance at the beginning of the year	₺ 4,004,059	₺ 3,502,919
Impairment	(269,457)
Balance at end of year	3,872,677	4,004,059
Collateral, pledge or mortgage on intangible assets	0	0
Cost
INTANGIBLE ASSETS
Balance at the beginning of the year	9,553,383	7,462,410
Additions	1,990,887	2,090,973
Impairment	(386,907)
Balance at end of year	11,157,363	9,553,383
Accumulated amortization
INTANGIBLE ASSETS
Balance at the beginning of the year	(5,549,324)	(3,959,491)
Additions	(1,852,812)	(1,589,833)
Impairment	117,450
Balance at end of year	(7,284,686)	(5,549,324)
Software and rights | Cost
INTANGIBLE ASSETS
Balance at the beginning of the year	1,846,827	1,578,717
Additions	201,143	264,912
Transfer	2,026	3,198
Balance at end of year	2,049,996	1,846,827
Software and rights | Accumulated amortization
INTANGIBLE ASSETS
Balance at the beginning of the year	(1,300,272)	(1,134,181)
Additions	(226,346)	(166,091)
Balance at end of year	(1,526,618)	(1,300,272)
Website development costs
INTANGIBLE ASSETS
Impairment	(269,457)
Personnel bonus provision related to direct employee costs capitalized	149,239	146,352
Website development costs | Cost
INTANGIBLE ASSETS
Balance at the beginning of the year	7,689,742	5,871,504
Additions	1,786,047	1,818,238
Impairment	(386,907)
Balance at end of year	9,088,882	7,689,742
Website development costs | Accumulated amortization
INTANGIBLE ASSETS
Balance at the beginning of the year	(4,249,052)	(2,825,310)
Additions	(1,626,466)	(1,423,742)
Impairment	117,450
Balance at end of year	(5,758,068)	(4,249,052)
Projects under development
INTANGIBLE ASSETS
Balance at the beginning of the year	429,764
Balance at end of year	852,601	429,764
Goodwill | Cost
INTANGIBLE ASSETS
Balance at the beginning of the year	538	538
Balance at end of year	538	538
Other Intangible assets | Cost
INTANGIBLE ASSETS
Balance at the beginning of the year	16,276	11,651
Additions	3,697	7,823
Transfer	(2,026)	(3,198)
Balance at end of year	₺ 17,947	₺ 16,276